ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of accounts receivable
	As of December 31,
	2017	2018

Accounts receivable	$8,828	$5,219
Allowance of doubtful accounts	(2,730)	(2,635)

Accounts receivable, net	$6,098	$2,584

Schedule of movement of allowance for doubtful accounts
	As of December 31,
	2016	2017	2018

Balance at beginning of year	$2,942	$2,640	$2,730
Charge to (income) expenses	(112)	130	52
Exchange difference	(190)	(40)	(147)

Balance at end of year	$2,640	$2,730	$2,635